TRANSLATION OF FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2012
TRANSLATION OF FINANCIAL STATEMENTS

4. TRANSLATION OF FINANCIAL STATEMENTS

Solely for the convenience of readers, the accompanying consolidated financial statement amounts as of and for the year ended March 31, 2012, are also presented in U.S. dollars by arithmetically translating all yen amounts using the approximate prevailing exchange rate at the Federal Reserve Bank of New York of ¥ 82 to US $ 1 at March 31, 2012. This translation should not be construed as a representation that the amounts shown could be or could have been converted into U.S. dollars at the rate indicated.